Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 62,113
Otjikoto Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	38,000
2022
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	59,712
2022 | Otjikoto Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	36,000
2022 | Gramalote Property
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	4,000
2022 | Power Grid Connection Line | Otjikoto Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2022 | Mobile Equipment | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	8,000
2022 | Mobile Equipment | Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	3,000
2022 | Tailing Storage Facility | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,000
2022 | Other Projects | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	2,000
2023 | Otjikoto Mine
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 2,000